Information for Reportable Segments (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gross profits:
Net interest income	¥ 1,075.9	¥ 1,088.3	¥ 1,109.5
Net noninterest income	1,095.8	914.8	915.8
Total	2,171.7	2,003.1	2,025.3
General and administrative expenses	1,171.0	1,206.3	1,194.3
Others	(88.5)	(77.7)	(89.3)
Net business profits	912.2	719.1	741.7
Others
Gross profits:
Net interest income	(1.3)	(7.3)	(5.4)
Net noninterest income	31.8	28.4	11.5
Total	30.5	21.1	6.1
General and administrative expenses	16.6	15.3	0.2
Others	(29.4)	(9.7)	(14.6)
Net business profits	(15.5)	(3.9)	(8.7)
Mizuho Bank Limited And Mizuho Corporate Bank Limited
Gross profits:
Net interest income	915.5	940.4	967.6
Net noninterest income	647.1	540.1	520.0
Total	1,562.6	1,480.5	1,487.6
General and administrative expenses	765.5	801.3	789.8
Net business profits	797.1	679.2	697.8
Mizuho Bank Limited And Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income	109.6	90.3	86.3
Net noninterest income	104.7	86.9	56.9
Total	214.3	177.2	143.2
General and administrative expenses	61.5	60.3	62.1
Net business profits	152.8	116.9	81.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income	204.0	200.7	190.2
Net noninterest income	201.9	153.0	188.4
Total	405.9	353.7	378.6
General and administrative expenses	198.0	206.3	177.5
Net business profits	207.9	147.4	201.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Retail banking
Gross profits:
Net interest income	210.6	224.3	248.2
Net noninterest income	37.4	32.1	34.6
Total	248.0	256.4	282.8
General and administrative expenses	209.3	218.6	237.7
Net business profits	38.7	37.8	45.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate banking
Gross profits:
Net interest income	391.3	425.1	442.9
Net noninterest income	303.1	268.1	240.1
Total	694.4	693.2	683.0
General and administrative expenses	296.7	316.1	312.5
Net business profits	397.7	377.1	370.5
Global Corporate Group
Gross profits:
Net interest income	486.1	468.3	457.0
Net noninterest income	572.8	449.4	483.5
Total	1,058.9	917.7	940.5
General and administrative expenses	471.9	465.4	471.3
Others	(50.0)	(52.1)	(56.7)
Net business profits	537.0	400.2	412.5
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income	401.7	395.0	395.8
Net noninterest income	333.4	286.8	282.5
Total	735.1	681.8	678.3
General and administrative expenses	241.1	244.9	235.0
Net business profits	494.0	436.9	443.3
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income	157.0	171.4	176.0
Net noninterest income	141.1	131.3	115.2
Total	298.1	302.7	291.2
General and administrative expenses	80.0	88.5	88.8
Net business profits	218.1	214.2	202.4
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income	109.6	90.3	86.3
Net noninterest income	104.7	86.9	56.9
Total	214.3	177.2	143.2
General and administrative expenses	61.5	60.3	62.1
Net business profits	152.8	116.9	81.1
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income	135.1	133.3	133.5
Net noninterest income	87.6	68.6	110.4
Total	222.7	201.9	243.9
General and administrative expenses	99.6	96.1	84.1
Net business profits	123.1	105.8	159.8
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income	(4.9)	(4.1)	(9.2)
Net noninterest income	184.2	120.5	158.9
Total	179.3	116.4	149.7
General and administrative expenses	142.8	144.8	160.9
Net business profits	36.5	(28.4)	(11.2)
Global Corporate Group | Others
Gross profits:
Net interest income	89.3	77.4	70.4
Net noninterest income	55.2	42.1	42.1
Total	144.5	119.5	112.5
General and administrative expenses	88.0	75.7	75.4
Others	(50.0)	(52.1)	(56.7)
Net business profits	6.5	(8.3)	(19.6)
Global Retail Group
Gross profits:
Net interest income	550.6	583.9	614.5
Net noninterest income	360.3	305.8	294.8
Total	910.9	889.7	909.3
General and administrative expenses	568.2	608.5	605.3
Others	(7.4)	(14.0)	(15.9)
Net business profits	335.3	267.2	288.1
Global Retail Group | Others
Gross profits:
Net interest income	36.4	37.8	42.1
Net noninterest income	11.5	8.6	7.5
Total	47.9	46.4	49.6
General and administrative expenses	13.1	11.2	9.5
Others	(7.4)	(14.0)	(15.9)
Net business profits	27.4	21.2	24.2
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income	513.8	545.4	571.8
Net noninterest income	313.7	253.3	237.5
Total	827.5	798.7	809.3
General and administrative expenses	524.4	556.4	554.8
Net business profits	303.1	242.3	254.5
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income	68.9	67.4	56.7
Net noninterest income	114.3	84.4	78.0
Total	183.2	151.8	134.7
General and administrative expenses	98.4	110.2	93.4
Net business profits	84.8	41.6	41.3
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income	210.6	224.3	248.2
Net noninterest income	37.4	32.1	34.6
Total	248.0	256.4	282.8
General and administrative expenses	209.3	218.6	237.7
Net business profits	38.7	37.8	45.1
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income	234.3	253.7	266.9
Net noninterest income	162.0	136.8	124.9
Total	396.3	390.5	391.8
General and administrative expenses	216.7	227.6	223.7
Net business profits	179.6	162.9	168.1
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income	0.4	0.7	0.6
Net noninterest income	35.1	43.9	49.8
Total	35.5	44.6	50.4
General and administrative expenses	30.7	40.9	41.0
Net business profits	4.8	3.7	9.4
Global Asset & Wealth Management Group
Gross profits:
Net interest income	40.5	43.4	43.4
Net noninterest income	130.9	131.2	126.0
Total	171.4	174.6	169.4
General and administrative expenses	114.3	117.1	117.5
Others	(1.7)	(1.9)	(2.1)
Net business profits	55.4	55.6	49.8
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income	(0.6)	0.7	0.9
Net noninterest income	48.4	46.9	45.0
Total	47.8	47.6	45.9
General and administrative expenses	40.0	39.1	38.5
Others	(1.7)	(1.9)	(2.1)
Net business profits	6.1	6.6	5.3
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income	41.1	42.7	42.5
Net noninterest income	82.5	84.3	81.0
Total	123.6	127.0	123.5
General and administrative expenses	74.3	78.0	79.0
Net business profits	¥ 49.3	¥ 49.0	¥ 44.5